REVENUES AND COST OF REVENUES (Tables)	6 Months Ended
Jun. 30, 2025
Revenue from Contract with Customer [Abstract]
SCHEDULE OF DISAGGREGATION REVENUE

The following table identifies the disaggregation of the Company’s revenues for the six months ended June 30, 2025 and 2024, respectively:

	June 30, 2025	June 30, 2024
Revenues
Electric vehicles and accessories sales	$12,091,762	$12,076,334

Software royalties	-	343
Software development and design services	-	55,991

Software royalties and development and design subtotal	-	56,334

Total revenues accounted for under ASC Topic 606	$12,091,762	$12,132,668

SCHEDULE OF COST OF REVENUES
	June 30, 2025	June 30, 2024
Cost of revenues
Electric vehicles and accessories	$10,149,305	$10,374,282
Software development and design services	-	394,435

Total cost of revenues	$10,149,305	$10,768,717